Angel Oak Mortgage Trust 2020-6 ABS-15G

Exhibit 99.7

Client Name:
Client Project Name:	AOMT 2020-6
Start - End Dates:	01/16/2019 - 03/26/2020
Deal Loan Count:	55

Conditions Report 2.0

Loans in Report:	4,322
Loans with Conditions:	45

20 - Total Active Conditions
20 - Non-Material Conditions
4 - Credit Review Scope
3 - Category: Credit/Mtg History
1 - Category: Title
16 - Compliance Review Scope
2 - Category: RESPA
1 - Category: State Rate Spread
13 - Category: TILA/RESPA Integrated Disclosure
73 - Total Satisfied Conditions

40 - Credit Review Scope
3 - Category: Application
2 - Category: Assets
3 - Category: Credit/Mtg History
2 - Category: DTI
13 - Category: Income/Employment
2 - Category: Insurance
5 - Category: Legal Documents
10 - Category: Terms/Guidelines
15 - Property Valuations Review Scope
14 - Category: Appraisal
1 - Category: Property
18 - Compliance Review Scope
3 - Category: Compliance Manual
1 - Category: Documentation
2 - Category: RESPA
1 - Category: Right of Rescission
11 - Category: TILA/RESPA Integrated Disclosure
19 - Total Waived Conditions

12 - Credit Review Scope
5 - Category: Credit/Mtg History
1 - Category: DTI
2 - Category: Income/Employment
1 - Category: LTV/CLTV
3 - Category: Terms/Guidelines
2 - Property Valuations Review Scope
2 - Category: Property
5 - Compliance Review Scope
1 - Category: Documentation
4 - Category: TILA/RESPA Integrated Disclosure

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